Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 7– Related Party Transactions

Purchase

In order to reduce the purchase cost and enhance the purchase power, the Company purchases the main raw materials from Yongliansen Import and Export Trading Company (“Yongliansen”) and Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), and also purchases equipment and rubber products under indirect supply model from Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”) during the nine months ended September 30, 2024 and 2023. The Company’s founder holds minor equity interests of the three suppliers directly or indirectly and one of the Company directors, Mr. Jun Tong holds 30% ownership of Shanghai Haozong.

For nine months ended September 30, 2024 and 2023, the Company purchased raw materials from Yongliansen (“Vendor C”) in the total amount of $Nil and $428,109 , respectively. As of September 30, 2024 and December 31, 2023, the Company advanced Yongliansen $239,454 and $219,734, respectively, mainly for raw material purchases. On November 30, 2020, RLSP advanced RMB 15 million or $2,077,476 as a deposit (the “Deposit”) to Yongliansen in order to lock-down our premium customer position among all customers of Yongliansen and maintain a long-term business relationship. The Deposit bears no interest and due on demand. Due to less procurement of raw materials made from Yongliansen in 2022, RLSP requested Yongliansen to refund the Deposit, and Yongliansen agreed to fully refund RLSP by December 31, 2022. On December 15, 2022, RLSP and Yongliansen entered into a Payment Agreement, among which Yongliansen requested to extend the repayment date of the Deposit to April 30, 2024, and RLSP has agreed to grant such extension request. Yongliansen, and Shanghai Huaxin signed a Tripartite Payment Agreement (the “TPA”) on May 6, 2024. Under the terms of the TPA, RLSP, Yongliansen, and Shanghai Huaxin (“Vendor B”) have agreed that the advance of $2,113,331 or RMB 15 million from RLSP to Yongliansen will be directly remitted from Yongliansen to Shanghai Huaxin. This remittance serves as payment to settle the payable amount owed to Shanghai Huaxin by RLSP. In May 2024, the RMB 15 million or $2,064,040 has been offset with the balance due to Shanghai Huaxin, with $Nil deposit to vendor as of September 30, 2024.

For nine months ended September 30, 2024 and 2023, the Company purchased $6,912,778 and $5,418,472 rubber products from Shanghai Haozong (“Vendor A”) respectively. As of September 30, 2024 and December 31, 2023, $6,109,189 and $2,871,033 accounts payable due to Shanghai Haozong, respectively.

For nine months ended September 30, 2024 and 2023, RLSP purchased $Nil and $ Nil rubber products and equipment from Shanghai Huaxin (“Vendor B”), respectively.

On December 25, 2021, RLSP signed a Payment Extension Agreement with Shanghai Huaxin regarding outstanding account payable balance, which was amended on August 14, 2022. Under the amended Payment Extension Agreement, RLSP and Shanghai Huaxin both agreed that the $6,835,124 accounts payable as of June 30, 2022 shall be paid based on the agreed-upon payment schedule, of which $746,480 accounts payable should be paid before December 31, 2022. During the six months ended December 31, 2022, the Company has paid RMB 11,350,337 or about USD $1,626,379. For the nine months ended September 30, 2023, RLSP has paid RMB33,324,541 or about USD $4,600,486. The remaining balance of $4,595,380 shall be paid by the end of April 30, 2024 per the Payment Extension Agreement. According to the Tripartite Payment Agreement (the “TPA”) entered on May 6, 2024, the deposit to Yongliansen of RMB 15 million or $2,064,040 has been offset with the balance due to Shanghai Huaxin, for nine months ended September 30, 2024. As of September 30, 2024 and December 31, 2023, $1,348,829 and $4,364,105 accounts payable due to Shanghai Huaxin, respectively.

Sales under Indirect Supply Model

In order to stabilize customer relationships and maintain long-term orders, we authorized two related parties - Shanghai Xinsen (“Customer B”) and Hangzhou Xinsen (“Customer C”) as our distributors. The Company’s President, Ms. Xingxiu Hua, held 90% ownership of Shanghai Xinsen and Shanghai Xinsen holds 70% ownership of Hangzhou Xinsen, or Ms. Hua owns 63% ownership of Hangzhou Xinsen, respectively. Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. Sales commission incurred in each period is recorded as part of selling expense of the Company.

For nine months ended September 30, 2024 and 2023, RLSP had indirect sales through Xinsen Group that were sold to two certified first-tier suppliers of the Auto Manufacturers $6,913,939 and $4,901,335 respectively. For three months ended September 30, 2024 and 2023, the total indirect sales through Xinsen Group to the same downstream two customers were $2,001,574 and $1,666,917, respectively. As of September 30, 2024 and December 31, 2023, the accounts receivable due from Shanghai Xinsen were and $8,619,144 and $5,209,169 respectively. RLSP held advances from Hangzhou Xinsen in the amounts of $18,588 and $18,378 as of September 30, 2024 and December 31, 2023, respectively.

Others

As of September 30, 2024 and December 31, 2023,, the Company’s founder and officer funded the Company and RLSP in the total amount of $3,727,336 and $2,684,029 for its daily operation, respectively. The payable amounts bear no interest rate and due on demand. During the nine months ended September 30, 2024 and 2023, the Company transferred cash in the amount of $130,000 and $215,000 respectively to RLSP as capital contribution for its daily operation. As a result, the unpaid registered capital of RLSP was reduced to $18,239,854 (RMB128 million) in China. The cash transfer has been approved by Agricultural Bank of China, Fenghua Branch, which is authorized by the State Administration of Foreign Exchange (the “SAFE”).

Note 7 – Related Party Transactions

Purchase

In order to reduce the purchase cost and enhance the purchase power, the Company purchases the main raw materials from Yongliansen Import and Export Trading Company (“Yongliansen”) and Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), and also purchases equipment and rubber products under indirect supply model from Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”) during the year ended December 31, 2023 and 2022. The Company’s founder holds minor equity interests of the three suppliers directly or indirectly and one of the Company directors, Mr. Jun Tong holds 30% ownership of Shanghai Haozong.

For the years ended December 31, 2023 and 2022, RLSP purchased raw materials from Yongliansen (“Vendor C”) in the total amount of $438,230 and $2,626,103, respectively. As of December 31, 2023 and 2022, RLSP advanced Yongliansen $219,734 and $10,353 respectively, mainly for raw material purchases. On November 30, 2020, RLSP advanced RMB 15 million or $2,113,331 as a deposit (the “Deposit”) to Yongliansen in order to lock-down our premium customer position among all customers of Yongliansen and maintain a long-term business relationship. The Deposit bears no interest and is due on demand. Due to less procurement of raw materials made from Yongliansen in 2022, RLSP requested Yongliansen to refund the Deposit, and Yongliansen agreed to fully refund RLSP by December 31, 2022. On December 15, 2022, RLSP and Yongliansen entered into a Payment Agreement, among which Yongliansen requested to extend the repayment date of the Deposit to April 30th, 2024, and RLSP has agreed to grant such extension request.

For the years ended December 31, 2023 and 2022, RLSP purchased $8,552,684 and $5,549,968 rubber products from Shanghai Haozong (“Vendor A”), respectively. As of December 31, 2023 and 2022, $2,871,033 and $2,384,085 accounts payable due to Shanghai Haozong, respectively.

For the years ended December 31, 2023 and 2022, RLSP purchased $Nil and $79,608 rubber products and equipment from Shanghai Huaxin (“Vendor B”), respectively. As of December 31, 2023 and 2022, $4,364,105 and $5,135,351 payable were due to Shanghai Huaxin, respectively, including $Nil and $38,119 retainage payable, respectively.

On December 25, 2021, RLSP signed a Payment Extension Agreement with Shanghai Huaxin regarding outstanding account payable balance, which was amended on August 14, 2022. Under the amended Payment Extension Agreement, RLSP and Shanghai Huaxin both agreed that the $6,835,124 accounts payable as of June 30, 2022 shall be paid based on the agreed-upon payment schedule, of which $746,480 accounts payable should be paid before December 31, 2022. During the years ended December 31, 2023 and 2022, the Company has paid $628,003 (RMB4,440,000) and $1,626,379 (RMB 11,350,337), respectively. The remaining balance of $4,364,105 shall be paid by the end of April 30, 2024 per the Payment Extension Agreement.

Sales under Indirect Supply Model

In order to stabilize customer relationships and maintain long-term orders, we authorized two related parties - Shanghai Xinsen (“Customer B”) and Hangzhou Xinsen (“Customer C”) as our distributors. The Company’s President, Ms. Xingxiu Hua, holds 90% ownership of Shanghai Xinsen and Shanghai Xinsen holds 70% ownership of Hangzhou Xinsen, or Ms. Hua owns 63% ownership of Hangzhou Xinsen, respectively. Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company.

For the years ended December 31, 2023 and 2022, RLSP had indirect sales through Shanghai Xinsen that were sold to two certified first-tier suppliers of the Auto Manufacturers $8,593,998 and $5,388,728 respectively. As of December 31, 2023 and 2022, the accounts receivable due from Shanghai Xinsen were $5,209,169 and $4,665,735 respectively. Since the end of 2021, Shanghai Xinsen received some payments from their customers in the form of bank notes with expiration period between three to six months. However, RLSP does not accept bank notes as payments and agreed to temporarily extend the payment terms to four months from two months after negotiated with Shanghai Xinsen. RLSP held advances from Hangzhou Xinsen in the amounts of $18,378 and $18,912 as of December 31, 2023 and 2022, respectively.

Others

As of December 31, 2023 and 2022, our CEO Mrs. Xingxiu Hua and CFO Mr. Hua Wang funded the Company and RLSP in the total amounts of $2,684,029 and $2,524,366 for its daily operation, respectively. The payable amounts bear no interest rate and due on demand. During the years ended December 31, 2023 and 2022, the Company contributed $125,000 and $2,055,415 capital, respectively, to RLSP and reduced the unpaid registered capital of RLSP to $17,772,925 (RMB126 million) in China. The cash payments were approved by Agricultural Bank of China, Fenghua Branch, which is authorized by the State Administration of Foreign Exchange (the “SAFE”).